Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2021
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Summary of Cash and Cash Equivalents
As of September 30, 2021 and December 31, 2020, cash and cash equivalents were as follows:

	September 30, 2021		December 31, 2020
Cash on hand and in banks (i)	Ps.	21,827,529	Ps.	20,211,875
Highly liquid investments (ii)		17,813,172		19,777,906

	Ps.	39,640,701	Ps.	39,989,781

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.